Expendable Spare Parts and Supplies, Net of Provision for Obsolescence - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Classes of current inventories [abstract]
Maintenance expense	$ 35,638	$ 63,229